Contracts in Progress	12 Months Ended
Jun. 30, 2021
Contracts in Progress [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
3. Contracts in Progress
Costs and billings on uncompleted construction-type contracts consist of the following (in millions):

	June 30, 2021	June 30, 2020
Costs incurred on contracts (from inception to completion)	$185.8	$152.5
Estimated earnings	133.2	108.9

Contracts in progress	319.0	261.4
Less: billings to date	(261.9)	(209.8)
Less: write-offs	(2.7)	—

	$54.4	$51.6

Included in the accompanying balance sheets under the following captions:

	June 30, 2021	June 30, 2020
Costs and estimated earnings in excess of billings on uncompleted contracts – current	$57.2	$59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent (1)	8.1	—
Billings in excess of costs and estimated earnings on uncompleted contracts – current (2)	(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent (3)	(2.9)	—

	$54.4	$51.5

(1)	Included in other assets within the consolidated balance sheets.
(2)	Included in deferred contract revenue – current within the consolidated balance sheets.
(3)	Included in other liabilities within the consolidated balance sheets.
Substantially all of the contract liabilities balance as of June 30, 2020 was recognized as revenue during the year ended June 30, 2021.